Other Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Accounts Receivables Explanatory [Abstract]
Schedule of Other Accounts Receivables
	December 31,
	2020	2019
	U.S. Dollars in thousands
Prepaid expenses	$2,105	$1,240
Inventory designated for R&D activities	1,026	-
Government authorities	735	1,838
Derivatives financial instruments mainly measured at fair value through other comprehensive income	448	15
Accrued income	202	101
Accrued interest	-	70
Other	8	8
Total Other Accounts Receivables	$4,524	$3,272